The interactive data file included as an exhibit to this filing relates to the supplements to the prospectuses for Columbia Corporate Income Fund, Columbia High Yield Opportunity Fund and Columbia International Bond Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 13, 2012 (Accession No. 0001193125-12-111212), which is incorporated herein by reference.